PIMCO Multisector Bond Active Exchange-Traded Fund Annual Total Returns	12 Months Ended
Dec. 31, 2024
PIMCO Multisector Bond Active Exchange-Traded Fund | PIMCO Multisector Bond Active Exchange-Traded Fund
Prospectus [Line Items]
Annual Return [Percent]	7.42%